SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Restructuring Charges) (Details) (USD $)	3 Months Ended		12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Restructuring Reserve [Roll Forward]
Restructuring charges	$ 397,000	$ 0	$ 5,078,000	$ 0	$ 0
Restructuring of contracts
Restructuring Reserve Disclosures [Abstract]
Remaining Period of Contract			5 years
Restructuring Reserve [Roll Forward]
Beginning balance	5,100,000	0	0
Restructuring charges	400,000		5,100,000
Payments for Restructuring	400,000		0
Ending balance	$ 5,100,000		$ 5,100,000